Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Corporate tax rate	21.00%		21.00%
PRC applies, income tax rate	25.00%		25.00%
Income tax expense		$ 9,055	$ 16,067	$ 11,029
Income tax payable	$ 189,251		$ 192,518	$ 237,670